Restricted Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 160	$ 92	$ 98
SPL Project [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 160	$ 92	$ 98